Organization and Summary of Significant Accounting Policies - Narrative (Detail) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014 Segment	Jun. 30, 2013	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011	May 31, 2013 SalesReps Number_of_contract_salesreps	Nov. 21, 2012	Dec. 31, 2010
Segment Reporting [Abstract]
Number of business segments										1		1
Goodwill and Intangible Assets Disclosure [Abstract]
Decline In Intermezzo Prescriptions				30.00%
Contract Sales Representatives															90
Sales Representatives															525
Decline in company stock price				37.00%
Market capitalization				$ 56,700,000							$ 56,700,000
Stockholders' Equity Attributable to Parent	41,867,000	71,742,000		79,900,000		95,393,000				41,867,000	79,900,000	71,742,000	95,393,000	65,752,000			63,811,000
Goodwill impairment	0	0	0	2,962,000	0					0	2,962,000	2,962,000	0	0
Dividends paid (usd per share)	$ 1.33			$ 0.00						$ 1.33	$ 0.00
Payments of Ordinary Dividends, Common Stock										25,408,000	0
Advertising expense [Abstract]
Prepaid advertising		0				8,571,000						0	8,571,000			10,000,000
Advertising expense - Purdue Pharma	0	140,000	86,000	283,000	6,312,000	1,429,000	0	0	0	0	6,595,000	6,821,000	1,429,000	0
Purdue Pharma [Member]
Goodwill and Intangible Assets Disclosure [Abstract]
Nontrade Receivables, Current		1,800,000										1,800,000
Advertising expense [Abstract]
Advertising expense - Purdue Pharma				283,000						0	6,595,000	6,800,000	1,400,000
Partial refund of prepaid advertising from Purdue		$ 1,800,000										$ 1,800,000
Common Stock
Warrants and Rights Note Disclosure [Abstract]
Class of Warrant, Issued and Expired		94,556										94,556
Class of Warrant, Outstanding		61,451										61,451
Class of Warrant or Right, Exercise Price of Warrants or Rights		8.136										8.136